Basis of preparation (Policies)	6 Months Ended
Jun. 30, 2021
Common Domain Members [Abstract]
Basis of preparation
The financial statements in this report have been prepared in accordance with the historic cost convention except for certain financial instruments which are stated at fair value. The group prepares interim financial statements for the six months ended 30 June and 31 December, and annual financial statements for the year ended 31 December. The group’s accounting policies used in the preparation of these financial statements are consistent with those used in the annual financial statements for the year ended 31 December 2020, except for the adoption of new or amended standards applicable from 1 January 2021, which had no material impact on the financial statements of the group.

The IAS 16 "Property, Plant and Equipment", amendment "Property, Plant and Equipment—Proceeds before Intended Use" issued by the IASB in May 2020 with an effective date of 1 January 2022, is likely to affect the financial reporting in future years. The amendment will be applied retrospectively to items of property, plant and equipment made available for use on or after the beginning of the earliest period presented when the entity first applies the amendment. Management is assessing the impact the amendment will have on the group.

These condensed consolidated interim financial statements of AngloGold Ashanti have been prepared in compliance with the framework concepts and the measurement and recognition requirements of the International Financial Reporting Standard, IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board (IASB), the South African Institute of Chartered Accountants (SAICA) Financial Reporting Guides as issued by the Accounting Practices Committee, the Financial Reporting Pronouncements as issued by the Financial Reporting Standards Council, the JSE Listings Requirements and in the manner required by the South African Companies Act, No. 71 of 2008 (as amended) for the preparation of financial information of the group for the six months ended 30 June 2021. These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto as at and for the year ended 31 December 2020.